EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
$1.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding | shares	42,300
Weighted average remaining contractual life, Outstanding	3 years 14 days
Weighted average exercise price, Outstanding	$ 1.41
Number of options, Exercisable | shares	42,300
Weighted average remaining contractual life, Exercisable	3 years 14 days
Weighted average exercise price, Exercisable	$ 1.41
$4.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding | shares	32,731
Weighted average remaining contractual life, Outstanding	3 years 6 months 22 days
Weighted average exercise price, Outstanding	$ 4.81
Number of options, Exercisable | shares	32,731
Weighted average remaining contractual life, Exercisable	3 years 6 months 22 days
Weighted average exercise price, Exercisable	$ 4.81
$6.30-11.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	6.30
Range of exercise price, upper limit	$ 11.95
Number of options, Outstanding | shares	3,736,016
Weighted average remaining contractual life, Outstanding	4 years 9 months 11 days
Weighted average exercise price, Outstanding	$ 10.14
Number of options, Exercisable | shares	2,105,740
Weighted average remaining contractual life, Exercisable	4 years 2 months 16 days
Weighted average exercise price, Exercisable	$ 10.06
$12.09-15.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	12.09
Range of exercise price, upper limit	$ 15.51
Number of options, Outstanding | shares	525,618
Weighted average remaining contractual life, Outstanding	3 years 11 months 1 day
Weighted average exercise price, Outstanding	$ 12.93
Number of options, Exercisable | shares	355,623
Weighted average remaining contractual life, Exercisable	3 years 3 months 22 days
Weighted average exercise price, Exercisable	$ 13.24
$16.05-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	16.05
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding | shares	160,104
Weighted average remaining contractual life, Outstanding	11 months 12 days
Weighted average exercise price, Outstanding	$ 41.08
Number of options, Exercisable | shares	160,104
Weighted average remaining contractual life, Exercisable	11 months 12 days
Weighted average exercise price, Exercisable	$ 41.08
$1.41-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	1.41
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding | shares	4,496,769
Weighted average remaining contractual life, Outstanding	4 years 6 months 7 days
Weighted average exercise price, Outstanding	$ 11.45
Number of options, Exercisable | shares	2,696,498
Weighted average remaining contractual life, Exercisable	3 years 10 months 13 days
Weighted average exercise price, Exercisable	$ 12.12